LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) - Tower's loans (including current maturities) [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	$ 166,376	$ 245,630
Fair value adjustments		(7,900)
Deferred issuance costs	(1,344)	(511)
Total long-term loans from banks	165,032	237,219
Current maturities	(31,869)	(26,681)
Fair value	133,163	210,538
U.S. Dollars [Member]
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	40,000	101,955
JPY [Member]
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	$ 126,376	$ 143,675